Assets held for sale and liabilities of disposal groups held for sale - Narrative (Details) £ in Millions, € in Billions, $ in Billions						6 Months Ended
		May 30, 2024 GBP (£)	Feb. 06, 2024 GBP (£)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
– foreign exchange reclassified to income statement on disposal of a foreign operation						£ 85	£ 0	£ 0
Losses recognised on assets held for sale	[1]					£ 62		£ (1,737)
France retail banking business
Disclosure of analysis of single amount of discontinued operations [line items]
Profit participation				$ 0.1	€ 0.1
Russia disposal group
Disclosure of analysis of single amount of discontinued operations [line items]
– foreign exchange reclassified to income statement on disposal of a foreign operation		£ 100
Armenia
Disclosure of analysis of single amount of discontinued operations [line items]
Losses recognised on assets held for sale			£ 100
HSBC Continental Europe | France retail banking business | Loans and receivables
Disclosure of analysis of single amount of discontinued operations [line items]
Financial assets									$ 6.0	€ 7.1
HSBC SFH (France) | HSBC Continental Europe
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary						100.00%
Credit Logement | HSBC Continental Europe
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary						3.00%

[1]	In the first quarter of 2023, the £1.7bn reversal of the held for sale classification was recognised relating to the sale of our retail banking operations in France.